Investments and Other Non-Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Investments and Other Non-current Assets
Equity method investments	$ 22.9	$ 26.8
Deferred tax assets	141.0	139.0
Income tax receivables	50.9	54.7
Other non-current assets	41.0	34.8
Investments and other non-current assets	$ 255.8	$ 255.3